Expense Example	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Optimum Large Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Optimum Large Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Large Cap Growth Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 1 Year	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 3 Years	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 5 Years	Optimum Large Cap Value Fund Class A Expense Example, with Redemption, 10 Years	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 1 Year	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 3 Years	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 5 Years	Optimum Large Cap Value Fund Class C Expense Example, with Redemption, 10 Years	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 1 Year	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 3 Years	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 5 Years	Optimum Large Cap Value Fund Insitutional Class Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Class A Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Class C Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Growth Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Class A Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Class C Expense Example, with Redemption, 10 Years	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Small-Mid Cap Value Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum International Fund Class A Expense Example, with Redemption, 1 Year	Optimum International Fund Class A Expense Example, with Redemption, 3 Years	Optimum International Fund Class A Expense Example, with Redemption, 5 Years	Optimum International Fund Class A Expense Example, with Redemption, 10 Years	Optimum International Fund Class C Expense Example, with Redemption, 1 Year	Optimum International Fund Class C Expense Example, with Redemption, 3 Years	Optimum International Fund Class C Expense Example, with Redemption, 5 Years	Optimum International Fund Class C Expense Example, with Redemption, 10 Years	Optimum International Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum International Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum International Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum International Fund Institutional Class Expense Example, with Redemption, 10 Years	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 1 Year	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 3 Years	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 5 Years	Optimum Fixed Income Fund Class A Expense Example, with Redemption, 10 Years	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 1 Year	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 3 Years	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 5 Years	Optimum Fixed Income Fund Class C Expense Example, with Redemption, 10 Years	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 1 Year	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 3 Years	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 5 Years	Optimum Fixed Income Fund Institutional Class Expense Example, with Redemption, 10 Years
USD ($)	691	941	1,210	1,976	299	619	1,066	2,305	98	310	540	1,200	687	929	1,190	1,934	295	607	1,045	2,263	94	298	518	1,153	723	1,041	1,382	2,342	332	724	1,242	2,663	131	417	725	1,598	714	1,017	1,342	2,259	323	698	1,200	2,581	122	392	682	1,507	704	977	1,271	2,105	312	657	1,128	2,430	111	349	605	1,339	553	772	1,008	1,686	284	569	980	2,127	83	259	450	1,002